Other Investments (Schedule of Cost, Fair Value, and Gross Unrealized Holding Gains and Losses for Securities) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Cost	¥ 40,408	¥ 40,502
Fair Value	90,473	99,171
Gross Unrealized Holding Gains	51,196	58,721
Gross Unrealized Holding Losses	1,131	52
Equity Securities [Member]
Cost	25,525	24,422
Fair Value	34,839	44,186
Gross Unrealized Holding Gains	10,403	19,775
Gross Unrealized Holding Losses	1,089	11
Other Equity Securities [Member]
Cost	14,883	16,080
Fair Value	55,634	54,985
Gross Unrealized Holding Gains	40,793	38,946
Gross Unrealized Holding Losses	¥ 42	¥ 41